Cover Page	Dec. 08, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Entity Registrant Name	ARENA FORTIFY ACQUISITION CORP.
Entity Central Index Key	0001849489
Document Period End Date	Dec. 08, 2022
Current Fiscal Year End Date	--12-31
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41046
Entity Tax Identification Number	86-2228751
Entity Address, Address Line One	405 Lexington Avenue
Entity Address, Address Line Two	59th Floor
Entity Address, State or Province	NY
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10174
City Area Code	212
Local Phone Number	612-3205
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Capital Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value per share, and one-half of one redeemable warrant
Trading Symbol	AFACU
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	AFACW
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Shares of Class A common stock included as part of the units
Trading Symbol	AFAC
Security Exchange Name	NASDAQ
Common Class A [Member] | Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Shares of Class A common stock underlying redeemable warrants included as part of the units
Trading Symbol	AFAC
Security Exchange Name	NASDAQ